Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations
A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2019	2018	2017
	(Millions of yen)
Basic n et income attributable to Canon Inc.	125,105	252,755	241,923
Diluted net income attributable to C anon Inc.	125,103	252,755	241,923

	(Number of shares)
Average common shares outstanding	1,069,956,767	1,079,753,008	1,085,439,370
Effect of dilutive securities:
Stock options	158,173	49,319	–

Diluted common shares outstanding	1,070,114,940	1,079,802,327	1,085,439,370

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	116.93	234.09	222.88
Diluted	116.91	234.08	222.88